Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Revenue	¥ 107,688,907	¥ 91,962,415	¥ 77,842,906
Depreciation and amortization	(1,807,613)	(1,834,129)	(1,882,260)
Interest income	443,661	268,379	133,484
Interest expense	(79,246)	(54,384)	(53,617)
Profit/(loss) from continuing operations	6,808,121	7,852,898	7,778,295
Income tax expense	(1,471,903)	(1,698,739)	(1,796,822)
Profit/(loss) for the year	5,336,218	6,154,159	5,981,473
Other comprehensive income	(7,014)	(810)	18,213
Total comprehensive income for the year	5,329,204	6,153,349	5,999,686
BOC [member]
Disclosure of joint ventures [line items]
Revenue	423,160	410,254	370,171
Depreciation and amortization	(46,456)	(45,680)	(45,317)
Interest income	1,154	503	354
Interest expense	0	(190)	(927)
Profit/(loss) from continuing operations	114,275	108,072	66,855
Income tax expense	(27,799)	(26,803)	(16,370)
Profit/(loss) for the year	86,476	81,269	50,485
Other comprehensive income	0	0	0
Total comprehensive income for the year	86,476	81,269	50,485
Dividends declared by joint venture	73,000	44,000	66,250
Jinpu [member]
Disclosure of joint ventures [line items]
Revenue		13,848	31,794
Depreciation and amortization		(7,452)	(8,463)
Interest income		0	6
Interest expense		(533)	(775)
Profit/(loss) from continuing operations		(6,605)	(82,690)
Income tax expense		0	0
Profit/(loss) for the year		(6,605)	(82,690)
Other comprehensive income		0	0
Total comprehensive income for the year		(6,605)	(82,690)
Dividends declared by joint venture		0	0
JYJC [member]
Disclosure of joint ventures [line items]
Revenue	21,542
Depreciation and amortization	0
Interest income	27
Interest expense	0
Profit/(loss) from continuing operations	1,833
Income tax expense	(450)
Profit/(loss) for the year	1,383
Other comprehensive income	0
Total comprehensive income for the year	1,383
Dividends declared by joint venture	64
Yangu Gas [member]
Disclosure of joint ventures [line items]
Revenue	58,679	59,883	59,904
Depreciation and amortization	(2,245)	(9,829)	(11,612)
Interest income	541	360	246
Interest expense	0	0	0
Profit/(loss) from continuing operations	(2,518)	(1,172)	(2,651)
Income tax expense	0	0	0
Profit/(loss) for the year	(2,518)	(1,172)	(2,651)
Other comprehensive income	0	0	0
Total comprehensive income for the year	(2,518)	(1,172)	(2,651)
Dividends declared by joint venture	¥ 0	¥ 0	¥ 1,200